Notes Supporting Statement of Cash Flows	12 Months Ended
Dec. 31, 2020
Disclosure of cash flow statement [text block] [Abstract]
Notes supporting statement of cash flows

26. Notes supporting statement of cash flows

	2020	2019	2018
	£‘000	£‘000	£‘000
Cash at bank available on demand	52,742	19,508	1,366
Cash held in short-term deposit accounts	190,782	15,031	25,000
Cash and cash equivalents in the statement of financial position	243,524	34,539	26,366

Cash and cash equivalents in the statement of cash flows	243,524	34,539	26,366